RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
Related Party [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

a)	Related Parties
Related parties include subsidiaries, associates, joint arrangements, key management personnel, the Board of Directors (“Directors”), immediate family members of key management personnel and Directors and entities which are directly or indirectly controlled by, jointly controlled by or significantly influenced by key management personnel, Directors or their close family members.

b)	Key Management Personnel and Directors
Key management personnel are those individuals who have the authority and responsibility for planning, directing and controlling the company’s activities, directly or indirectly, and consist of the company’s Senior Executives. The company’s Directors do not plan, direct or control the activities of the company directly; they provide oversight over the business.
The remuneration of key management personnel and Directors of the company during the years ended December 31, 2017 and 2016 was as follows:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2017	2016
Salaries, incentives and short-term benefits	$18	$19
Share-based payments	54	50
	$72	$69

The remuneration of key management personnel and Directors is determined by the Management Resources and Compensation Committee of the Board of Directors having regard to the performance of individuals and market funds.

c)	Related Party Transactions
In the normal course of operations, the company executes transactions on market terms with related parties that have been measured at exchange value and are recognized in the consolidated financial statements, including, but not limited to: base management fees, performance fees and incentive distributions; loans, interest and non-interest bearing deposits; power purchase and sale agreements; capital commitments to private funds; the acquisition and disposition of assets and businesses; derivative contracts; and the construction and development of assets. Transactions and balances between consolidated entities are fully eliminated upon consolidation.
The following table lists the related party balances included within the consolidated financial statements as at and for the years ended December 31, 2017 and 2016:

AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2017	2016
Investment and other losses	$(268)	$(110)
Financial assets	—	1,254
Management fees received	47	56

Prior year’s balance of $1.3 billion represents warrants that BPY holds which are convertible into common shares of GGP. As at December 31, 2017, as a result of the conversion of the warrants to common shares of the company, we no longer hold any related party financial assets.
In connection with our open-ended real estate fund launched in 2016, BPY contributed certain operating buildings and development projects for net proceeds of approximately $500 million, which was received in the form of cash and limited partner interest in the fund. The company is the general partner of the fund and will earn fees for the management of this fund. This fund is equity accounted for in the consolidated financial statements of the company.